Expenses by nature	12 Months Ended
Dec. 31, 2021
Expenses by nature
Expenses by nature

7. Expenses by nature

EURm	2021	2020	2019
Personnel expenses	7 541	7 310	7 360
Cost of material	6 320	6 016	8 148
Project subcontracting and other customer contract expenses	4 225	4 887	4 003
Depreciation and amortization	1 095	1 132	1 660
IT services	230	343	362
Impairment charges	39	241	38
Other(1)	1 037	1 164	1 432
Total operating expenses(1)	20 487	21 093	23 003

(1) In 2021 Nokia changed the presentation of certain items within other operating income and expenses, impacting the total operating expense amount. The comparative amounts for 2020 and 2019 have been recast accordingly. For more information, refer to Note 2, Significant accounting policies.

Operating expenses include government grant income and R&D tax credits of EUR 111 million (EUR 98 million in 2020 and EUR 83 million in 2019) most of which have been recognized in the consolidated income statement as a deduction against research and development expenses.

Restructuring charges by function(1):
EURm	2021	2020	2019
Cost of sales	133	245	227
Research and development expenses	73	189	105
Selling, general and administrative expenses	78	67	117
Total restructuring charges	284	501	449

(1) Restructuring charges include defined benefit plan curtailment income and expenses.